Eaton Vance

Stock Fund

September 30, 2020 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2020, the value of the Fund’s investment in the Portfolio was $98,996,363 and the Fund owned 13.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Banks — 3.9%
Bank of America Corp.	427,940	$10,309,075
JPMorgan Chase & Co.	110,820	10,668,641
PNC Financial Services Group, Inc. (The)	67,640	7,434,312

		$28,412,028

Beverages — 2.7%
PepsiCo, Inc.	142,700	$19,778,220

		$19,778,220

Biotechnology — 1.4%
AbbVie, Inc.	115,300	$10,099,127

		$10,099,127

Building Products — 0.8%
Trane Technologies PLC	50,400	$6,111,000

		$6,111,000

Capital Markets — 4.1%
Cboe Global Markets, Inc.	43,500	$3,816,690
Intercontinental Exchange, Inc.	135,800	13,586,790
Tradeweb Markets, Inc., Class A	206,739	11,990,862

		$29,394,342

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	74,182	$8,395,177

		$8,395,177

Communications Equipment — 1.6%
Cisco Systems, Inc.	294,000	$11,580,660

		$11,580,660

Electric Utilities — 1.3%
NextEra Energy, Inc.	33,796	$9,380,418

		$9,380,418

Electrical Equipment — 2.4%
AMETEK, Inc.	125,400	$12,464,760
Emerson Electric Co.	69,842	4,579,540

		$17,044,300

Security	Shares	Value
Entertainment — 1.6%
Electronic Arts, Inc.(1)	89,400	$11,658,654

		$11,658,654

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	71,100	$17,187,003

		$17,187,003

Food & Staples Retailing — 2.0%
Walmart, Inc.	102,700	$14,368,757

		$14,368,757

Food Products — 2.1%
Mondelez International, Inc., Class A	270,220	$15,524,139

		$15,524,139

Health Care Equipment & Supplies — 5.9%
Abbott Laboratories	145,500	$15,834,765
Boston Scientific Corp.(1)	195,200	7,458,592
Danaher Corp.	81,566	17,563,607
ICU Medical, Inc.(1)	10,941	1,999,577

		$42,856,541

Health Care Providers & Services — 1.9%
Anthem, Inc.	51,760	$13,902,218

		$13,902,218

Insurance — 2.0%
First American Financial Corp.	126,572	$6,443,781
Travelers Cos., Inc. (The)	72,600	7,854,594

		$14,298,375

Interactive Media & Services — 8.0%
Alphabet, Inc., Class C(1)	22,129	$32,520,778
Facebook, Inc., Class A(1)	96,344	25,232,494

		$57,753,272

Internet & Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	14,622	$46,040,730

		$46,040,730

IT Services — 9.6%
Cognizant Technology Solutions Corp., Class A	181,612	$12,607,505
Fidelity National Information Services, Inc.	90,200	13,278,342
Mastercard, Inc., Class A	33,600	11,362,512
Nuvei Corp.(1)	50,000	2,111,000
PayPal Holdings, Inc.(1)	58,000	11,427,740
Shift4 Payments, Inc., Class A(1)	59,800	2,891,928
Visa, Inc., Class A	79,100	15,817,627

		$69,496,654

Security	Shares	Value
Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	36,800	$16,247,936

		$16,247,936

Machinery — 2.4%
Ingersoll Rand, Inc.(1)	209,120	$7,444,672
Stanley Black & Decker, Inc.	60,900	9,877,980

		$17,322,652

Metals & Mining — 1.9%
Franco-Nevada Corp.	62,000	$8,653,960
Steel Dynamics, Inc.	179,700	5,144,811

		$13,798,771

Multi-Utilities — 1.7%
CMS Energy Corp.	95,300	$5,852,373
Sempra Energy	51,542	6,100,511

		$11,952,884

Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	81,700	$5,882,400
Phillips 66	78,825	4,086,288

		$9,968,688

Pharmaceuticals — 2.8%
Sanofi	107,100	$10,732,685
Zoetis, Inc.	57,200	9,459,164

		$20,191,849

Road & Rail — 1.2%
Union Pacific Corp.	45,800	$9,016,646

		$9,016,646

Semiconductors & Semiconductor Equipment — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	98,323	$7,971,046
Texas Instruments, Inc.	77,279	11,034,668

		$19,005,714

Software — 8.9%
Adobe, Inc.(1)	12,378	$6,070,542
Intuit, Inc.	18,836	6,144,492
Microsoft Corp.	230,720	48,527,338
nCino, Inc.(1)	45,686	3,640,260

		$64,382,632

Security	Shares	Value
Specialty Retail — 5.1%
Home Depot, Inc. (The)	59,388	$16,492,642
Lowe’s Cos., Inc.	66,300	10,996,518
TJX Cos., Inc. (The)	168,440	9,373,686

		$36,862,846

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	412,688	$47,793,397

		$47,793,397

Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc.(1)	80,720	$9,231,139

		$9,231,139

Total Common Stocks (identified cost $501,134,741)		$719,056,769

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	3,559,221	$3,559,221

Total Short-Term Investments (identified cost $3,559,221)		$3,559,221

Total Investments — 99.9% (identified cost $504,693,962)		$722,615,990

Other Assets, Less Liabilities — 0.1%		$1,035,805

Net Assets — 100.0%		$723,651,795

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Portfolio’s investment in affiliated funds was $3,559,221, which represents 0.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,512,026	$113,514,120	$(115,467,382)	$721	$(264)	$3,559,221	$25,690	3,559,221

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$78,643,065	$—		$—	$78,643,065
Consumer Discretionary	82,903,576	—		—	82,903,576
Consumer Staples	49,671,116	—		—	49,671,116
Energy	9,968,688	—		—	9,968,688
Financials	72,104,745	—		—	72,104,745
Health Care	92,564,986	10,732,685		—	103,297,671
Industrials	57,889,775	—		—	57,889,775
Information Technology	212,259,057	—		—	212,259,057
Materials	13,798,771	—		—	13,798,771
Real Estate	17,187,003	—		—	17,187,003
Utilities	21,333,302	—		—	21,333,302
Total Common Stocks	$708,324,084	$10,732,685	*	$—	$719,056,769
Short-Term Investments	$—	$3,559,221		$—	$3,559,221
Total Investments	$708,324,084	$14,291,906		$—	$722,615,990

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.